CAPITAL STOCK - Share-based Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	$ 10,265	$ 2,200
Share-based compensation liabilities, non-current	4,984	296
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	5,709	211
Share-based compensation liabilities, non-current	4,984	296
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	2,956	0
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	$ 1,600	$ 1,989